Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

May 4, 2018

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Principal Life Insurance Company Separate Account B (“Registrant”)
Principal Freedom 2 Variable Annuity (“Contract”)
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (“Amendment”)
File Nos. 811-02091, 333-128079

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant certifies that the form of Prospectus and Statement of Additional Information for the Contract that would have been filed under Rule 497(b) or (c) under the Act would not have differed from that contained in the Amendment. The Amendment was filed electronically with the Securities and Exchange Commission on April 27, 2018 and is the most recent post-effective amendment to the Registrant’s registration statement with respect to the Contract.

If you have any questions regarding this filing, please call me at 515-247-4944.

Very truly yours,

/s/ Eldwin Nichols

Eldwin Nichols
Counsel